LOSS PER SHARE - Summary of Earnings Per Share Basic and Diluted (Details) ¥ / shares in Units, $ / shares in Units, ¥ in Thousands, $ in Thousands	6 Months Ended			9 Months Ended			12 Months Ended
	Jun. 30, 2022 CNY (¥) ¥ / shares shares	Jun. 30, 2022 USD ($) $ / shares shares	Jun. 30, 2021 CNY (¥) ¥ / shares shares	Sep. 30, 2022 CNY (¥) ¥ / shares shares	Sep. 30, 2022 USD ($) $ / shares shares	Sep. 30, 2021 CNY (¥) ¥ / shares shares	Dec. 31, 2019 CNY (¥) ¥ / shares shares
Numerator:
Net loss attributable to ordinary shareholders-basic and diluted	¥ (1,356,246)	$ (202,483)	¥ (602,818)	¥ (2,149,306)	$ (302,143)	¥ (1,110,786)	¥ (1,110,786)
Denominator:
Weighted average number of ordinary shares outstanding-basic	3,651,473,415	3,651,473,415	3,347,286,795	3,654,601,335	3,654,601,335	3,377,952,450	3,377,952,450
Weighted average number of ordinary shares outstanding-diluted	3,651,473,415	3,651,473,415	3,347,286,795	3,654,601,335	3,654,601,335	3,377,952,450
Basic loss per share | (per share)	¥ (0.37)	$ (0.06)	¥ (0.18)	¥ (0.59)	$ (0.08)	¥ (0.33)	¥ (0.33)
Diluted loss per share | (per share)	¥ (0.37)	$ (0.06)	¥ (0.18)	¥ (0.59)	$ (0.08)	¥ (0.33)